Income Taxes - Summary of Federal Net Operating Losses and Tax Credits Carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating losses, Expiration period	state net operating loss carryforwards may be further limited, including in Pennsylvania, which has a limitation of 40% of taxable income after modifications and apportionment on state net operating losses utilized in any one year during tax years beginning 2019 going forward. The Company has not conducted an IRS Section 382 study for the year ended December 31, 2022.
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 58,906
Net operating losses, Expiration period	No expiration
State
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 58,409
Net operating losses, Expiration period start	2025
Net operating losses, Expiration period end	2042